Income Taxes - Net Operating Losses Carryforwards (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Operating Loss Carryforwards [Line Items]
Total Carryforwards	$ 37,100	$ 31,555
Non-U.S.
Operating Loss Carryforwards [Line Items]
Indefinite net operating losses	4,301	4,756
Net tax carryforwards	169	988
U.S. federal and state
Operating Loss Carryforwards [Line Items]
Indefinite net operating losses	2,657	0
Net tax carryforwards	$ 29,973	$ 25,811